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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-08413

___________________________________

Evergreen Equity Trust
 _____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices)           (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street

Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code:     (617) 210-3200

Date of fiscal year end: Registrant is making a quarterly filing for six of its series, Evergreen Diversified Capital Builder Fund, Evergreen Growth Fund, Evergreen Large Company Growth Fund, Evergreen Mid Cap Growth Fund, Evergreen Omega Fund and Evergreen Small-Mid Growth Fund, for the quarter ended December 31, 2008. Evergreen Diversified Capital Builder Fund has March 31 fiscal year end. All other funds in this filing have September 30 fiscal year end.

Date of reporting period:     December 31, 2008

Item 1 – Schedule of Investments

EVERGREEN DIVERSIFIED CAPITAL BUILDER SCHEDULE OF INVESTMENTS

December 31, 2008 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES 0.0%
Long Beach Asset Holdings Corp. NIM Trust, Ser. 2006-2, Class N2, 7.63%, 04/25/2046 144A + ☐	$1,000,000	$0
Telos CLO, Ltd., Ser. 2006-1A, Class E, FRN, 9.00%, 10/11/2021 144A	1,000,000	180,070

Total Asset-Backed Securities (cost $1,997,522)		180,070

COMMERCIAL MORTGAGE-BACKED SECURITIES 0.0%
FIXED-RATE 0.0%
GS Mtge. Securities Corp., Ser. 2007-NIM1, Class N2, 8.00%, 08/25/2046 144A ☐	1,340,420	3,619

FLOATING-RATE 0.0%
Structured Adjustable Rate Mtge. Loan Pass-Through Cert., Ser. 2005-9, Class B8, 1.97%, 05/25/2035	1,564,760	28,479

Total Commercial Mortgage-Backed Securities (cost $2,846,977)		32,098

CORPORATE BONDS 26.3%
CONSUMER STAPLES 1.1%
Food Products 0.6%
Kraft Foods, Inc., 6.125%, 02/01/2018	3,300,000	3,239,204

Household Products 0.5%
Church & Dwight Co., 6.00%, 12/15/2012	2,450,000	2,364,250

ENERGY 2.8%
Oil, Gas & Consumable Fuels 2.8%
McMoRan Exploration Co., 11.875%, 11/15/2014	14,750,000	10,546,250
Patriot Coal Corp., 3.25%, 05/31/2013 144A	5,955,000	2,828,625
Tesoro Corp., 6.625%, 11/01/2015	2,775,000	1,623,375

		14,998,250

FINANCIALS 1.9%
Consumer Finance 0.1%
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	250,000	165,000

Real Estate Investment Trusts (REITs) 1.8%
Saul Centers, Inc., 7.50%, 03/01/2014	10,600,000	9,646,000

INDUSTRIALS 11.5%
Aerospace & Defense 1.3%
DRS Technologies, Inc., 6.625%, 02/01/2016	2,640,000	2,653,200
L-3 Communications Holdings, Inc., 5.875%, 01/15/2015	4,700,000	4,253,500

		6,906,700

Commercial Services & Supplies 0.7%
Iron Mountain, Inc., 6.625%, 01/01/2016	4,500,000	3,678,750

Electrical Equipment 4.9%
Baldor Electric Co., 8.625%, 02/15/2017	21,600,000	16,200,000
Belden, Inc., 7.00%, 03/15/2017	1,750,000	1,321,250
General Cable Corp., 7.125%, 04/01/2017 Þ	12,250,000	8,146,250

		25,667,500

Machinery 3.9%
Actuant Corp., 6.875%, 06/15/2017	21,350,000	16,172,625
SPX Corp., 7.625%, 12/15/2014 144A	5,300,000	4,617,625

		20,790,250

1

EVERGREEN DIVERSIFIED CAPITAL BUILDER SCHEDULE OF INVESTMENTS continued

December 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Road & Rail 0.7%
Burlington Northern Santa Fe Corp., 7.00%, 02/01/2014	$1,250,000	$1,305,859
Union Pacific Corp., 5.45%, 01/31/2013	2,700,000	2,621,238

		3,927,097

MATERIALS 2.8%
Chemicals 0.5%
ARCO Chemical Co., 9.80%, 02/01/2020	35,000	4,025
Cytec Industries, Inc., 4.60%, 07/01/2013	2,800,000	2,369,405
MacDermid, Inc., 9.50%, 04/15/2017 144A	50,000	26,250

		2,399,680

Containers & Packaging 1.7%
Ball Corp., 6.625%, 03/15/2018	1,800,000	1,615,500
Crown Holdings, Inc., 7.75%, 11/15/2015	7,619,000	7,619,000

		9,234,500

Metals & Mining 0.6%
Steel Dynamics, Inc., 7.75%, 04/15/2016 144A	4,600,000	3,208,500

TELECOMMUNICATION SERVICES 1.4%
Diversified Telecommunication Services 0.3%
Level 3 Communications, Inc., 6.125%, 07/15/2013	1,700,000	1,572,500

Wireless Telecommunication Services 1.1%
Alltel Corp., 7.00%, 07/01/2012	5,800,000	5,800,000

UTILITIES 4.8%
Electric Utilities 2.9%
Aquila, Inc., Step Bond, 11.875%, 07/01/2012 ††	150,000	151,606
NRG Energy, Inc.:
7.375%, 02/01/2016	14,500,000	13,521,250
7.375%, 01/15/2017	1,800,000	1,660,500

		15,333,356

Independent Power Producers & Energy Traders 1.9%
Reliant Energy, Inc., 7.625%, 06/15/2014 Þ	11,860,000	9,903,100

Total Corporate Bonds (cost $164,914,673)		138,834,637

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 0.0%
FIXED-RATE 0.0%
Harborview NIM Corp., Ser. 2006-12, Class N2, 8.35%, 12/19/2036 144A (cost $899,934) ☐	899,934	21,768

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS 0.1%
FIXED-RATE 0.0%
Banc of America Mtge. Securities, Inc., Ser. 2003-7, Class B-5, 4.75%, 09/25/2018 ☐	107,100	12,852
Chase Mtge. Fin. Corp., Ser. 2003-S12:
Class B-3, 4.89%, 12/25/2018 ☐	218,523	21,852
Class B-4, 4.89%, 12/26/2018 ☐	110,315	11,031
Class B-5, 4.89%, 12/25/2018 ☐	221,163	22,116

2

EVERGREEN DIVERSIFIED CAPITAL BUILDER SCHEDULE OF INVESTMENTS continued

December 31, 2008 (unaudited)
	Principal Amount	Value

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS continued
FIXED-RATE continued
Residential Funding Securities Corp., Ser. 2003-RM2, Class B3-2, 6.00%, 05/25/2033 ☐	$338,505	$40,621
Wells Fargo Mtge. Backed Securities Trust, Ser. 2006-16, Class B4, 5.00%, 11/25/2036 ☐	1,453,810	116,305

		224,777

FLOATING-RATE 0.1%
Banc of America Mtge. Securities, Inc., Ser. 2002-E, Class B-4, 5.75%, 06/20/2031 ☐	224,943	13,497
Cendant Mtge. Corp., Ser. 2005, Class B-4, 5.45%, 02/18/2035 ☐	173,987	20,878
Harborview Mtge. Loan Trust, Ser. 2004-7, Class B4, 5.48%, 11/19/2034	569,859	71,979
MASTR Reperforming Loan Trust, Ser. 2006-2, Class B4, 5.87%, 05/25/2036 ☐	252,786	15,167
Merrill Lynch Mtge. Investors, Inc., Ser. 2003-A2, Class 2B2, 5.26%, 03/25/2033 ☐	429,514	51,542
PHH Mtge. Capital, LLC Mtge. Pass Through Certs.:
Ser. 2005-4, Class B4, 5.62%, 07/18/2035 ☐	258,096	30,972
Ser. 2005-5, Class B4, 5.54%, 08/18/2035 ☐	322,957	38,755

		242,790

Total Whole Loan Subordinate Collateralized Mortgage Obligations (cost $4,024,086)		467,567

YANKEE OBLIGATIONS – CORPORATE 0.0%
FINANCIALS 0.0%
Diversified Financial Services 0.0%
Preferred Term Securities XII, Ltd., FRN, 5.35%, 12/24/2033 +	1,000,000	6,800
Preferred Term Securities XIII, Ltd., FRN, 4.30%, 03/24/2034 +	1,000,000	6,690

Total Yankee Obligations – Corporate (cost $1,342,966)		13,490

	Shares	Value

COMMON STOCKS 64.6%
CONSUMER STAPLES 2.6%
Household Products 1.2%
Church & Dwight Co.	110,000	6,173,200

Personal Products 1.4%
Estee Lauder Cos., Class A Þ	235,000	7,275,600

ENERGY 22.4%
Energy Equipment & Services 8.2%
Cameron International Corp. * Þ	250,000	5,125,000
Halliburton Co. Þ	370,000	6,726,600
National Oilwell Varco, Inc. * Þ	310,000	7,576,400
Noble Corp. Þ	395,000	8,725,550
Pride International, Inc. *	521,000	8,325,580
Schlumberger, Ltd.	150,000	6,349,500
Transocean, Ltd. *	5,000	236,250

		43,064,880

3

EVERGREEN DIVERSIFIED CAPITAL BUILDER SCHEDULE OF INVESTMENTS continued

December 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels 14.2%
Anadarko Petroleum Corp. Þ	370,000	$14,263,500
Apache Corp.	69,000	5,142,570
Consol Energy, Inc. Þ	160,000	4,572,800
Devon Energy Corp. Þ	65,000	4,271,150
EOG Resources, Inc.	50,000	3,329,000
Foundation Coal Holdings, Inc.	190,000	2,663,800
Hess Corp.	140,000	7,509,600
Marathon Oil Corp.	5,000	136,800
Massey Energy Co.	145,000	1,999,550
Occidental Petroleum Corp. Þ	300,000	17,997,000
Patriot Coal Corp. *	300,000	1,875,000
Peabody Energy Corp.	280,000	6,370,000
XTO Energy, Inc.	141,000	4,973,070

		75,103,840

FINANCIALS 2.0%
Commercial Banks 1.0%
U.S. Bancorp Þ	220,000	5,502,200

Real Estate Investment Trusts (REITs) 1.0%
Plum Creek Timber Co., Inc.	150,000	5,211,000

HEALTH CARE 9.3%
Health Care Equipment & Supplies 4.7%
Baxter International, Inc.	240,000	12,861,600
Inverness Medical Innovations, Inc. Þ	300,000	5,673,000
St. Jude Medical, Inc. *	70,000	2,307,200
Varian Medical Systems, Inc. * Þ	105,000	3,679,200

		24,521,000

Life Sciences Tools & Services 4.6%
Bio-Rad Laboratories, Inc., Class A *	80,000	6,024,800
PerkinElmer, Inc.	60,000	834,600
Thermo Fisher Scientific, Inc. * Þ	517,000	17,614,190

		24,473,590

INDUSTRIALS 7.6%
Aerospace & Defense 0.7%
Esterline Technologies Corp. *	95,000	3,599,550

Electrical Equipment 1.6%
Ametek, Inc.	90,000	2,718,900
Emerson Electric Co.	20,000	732,200
General Cable Corp. * Þ	170,000	3,007,300
Roper Industries, Inc.	40,000	1,736,400

		8,194,800

Machinery 5.3%
Bucyrus International, Inc.	40,000	740,800
Donaldson Co., Inc.	135,000	4,542,750
Flowserve Corp. Þ	177,000	9,115,500
IDEX Corp.	95,000	2,294,250
Joy Global, Inc.	220,000	5,035,800

4

EVERGREEN DIVERSIFIED CAPITAL BUILDER SCHEDULE OF INVESTMENTS continued

December 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery continued
Manitowoc Co.	55,000	$476,300
SPX Corp.	145,000	5,879,750

		28,085,150

INFORMATION TECHNOLOGY 1.4%
Electronic Equipment, Instruments & Components 1.4%
Amphenol Corp., Class A	315,000	7,553,700

MATERIALS 14.0%
Chemicals 7.2%
CF Industries Holdings, Inc.	50,000	2,458,000
E.I. DuPont de Nemours & Co. Þ	200,000	5,060,000
FMC Corp.	320,000	14,313,600
Monsanto Co. Þ	200,000	14,070,000
Sigma-Aldrich Corp. Þ	50,000	2,112,000

		38,013,600

Construction Materials 0.5%
Texas Industries, Inc. Þ	75,000	2,587,500

Containers & Packaging 0.4%
Greif, Inc., Class A	60,000	2,005,800

Metals & Mining 3.9%
Barrick Gold Corp. Þ	120,000	4,412,400
Cliffs Natural Resources, Inc.	130,000	3,329,300
Freeport-McMoRan Copper & Gold, Inc.	320,000	7,820,800
Nucor Corp.	65,000	3,003,000
Steel Dynamics, Inc.	170,000	1,900,600

		20,466,100

Paper & Forest Products 2.0%
Weyerhaeuser Co. Þ	350,000	10,713,500

UTILITIES 5.3%
Electric Utilities 2.8%
NRG Energy, Inc. *	630,000	14,697,900

Gas Utilities 2.5%
Questar Corp.	410,000	13,402,900

Total Common Stocks (cost $665,090,047)		340,645,810

	Principal Amount	Value

CONVERTIBLE DEBENTURES 6.4%
HEALTH CARE 2.3%
Health Care Equipment & Supplies 1.6%
Inverness Medical Innovations, Inc.:
3.00%, 05/15/2016 144A	$6,100,000	3,873,500
3.00%, 05/15/2016	7,598,000	4,824,730

		8,698,230

5

EVERGREEN DIVERSIFIED CAPITAL BUILDER SCHEDULE OF INVESTMENTS continued

December 31, 2008 (unaudited)
	Principal Amount	Value

CONVERTIBLE DEBENTURES continued
HEALTH CARE continued
Life Sciences Tools & Services 0.7%
Millipore Corp., 3.75%, 06/01/2026	$4,000,000	$3,510,000

INDUSTRIALS 4.1%
Electrical Equipment 4.1%
General Cable Corp., 1.00%, 10/15/2012 144A	34,065,000	21,418,369

Total Convertible Debentures (cost $57,472,650)		33,626,599

	Shares	Value

SHORT-TERM INVESTMENTS 28.6%
MUTUAL FUND SHARES 28.6%
BGI Prime Money Market Fund, Premium Shares, 1.37% q ÞÞ	9,891,198	9,891,198
BlackRock Liquidity TempFund, Institutional Class, 1.66% q ÞÞ	24,628,730	24,628,730
Evergreen Institutional Money Market Fund, Class I, 1.53% q ø ÞÞ	89,811,217	89,811,217
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.85% q ø	17,184,126	17,184,126
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.85% q ÞÞ	9,288,287	9,288,287

Total Short-Term Investments (cost $150,803,558)		150,803,558

Total Investments (cost $1,049,392,413) 126.0%		664,625,597
Other Assets and Liabilities (26.0%)		(137,148,502)

Net Assets 100.0%		$527,477,095

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
Þ	All or a portion of this security is on loan.
††	The rate shown is the stated rate at the current period end.
*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ÞÞ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
MASTR	Mortgage Asset Securitization Transactions, Inc.
NIM	Net Interest Margin

On December 31, 2008, the aggregate cost of securities for federal income tax purposes was $1,049,392,413. The gross unrealized appreciation and depreciation on securities based on tax cost was $6,927,703 and $391,694,519, respectively, with a net unrealized depreciation of $384,766,816.

6

EVERGREEN DIVERSIFIED CAPITAL BUILDER SCHEDULE OF INVESTMENTS continued

December 31, 2008 (unaudited)

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and cost in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

On April 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund's investments. These inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2008, the inputs used in valuing the Fund's assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$491,449,368
Level 2 - Other Significant Observable Inputs	173,176,229
Level 3 - Significant Unobservable Inputs	0

Total	$664,625,597

7

EVERGREEN GROWTH FUND SCHEDULE OF INVESTMENTS

December 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS 98.2%
CONSUMER DISCRETIONARY 11.8%
Distributors 0.6%
LKQ Corp. * Þ	199,600	$2,327,336

Diversified Consumer Services 3.1%
Capella Education Co. * Þ	103,900	6,105,164
Strayer Education, Inc. Þ	27,100	5,810,511

		11,915,675

Hotels, Restaurants & Leisure 1.6%
Chipotle Mexican Grill, Inc., Class A *	19,900	1,233,402
Penn National Gaming, Inc.	227,900	4,872,502

		6,105,904

Internet & Catalog Retail 1.4%
Blue Nile, Inc. * Þ	216,334	5,298,020

Media 2.6%
Marvel Entertainment, Inc. * Þ	197,700	6,079,275
National CineMedia, Inc.	380,900	3,862,326

		9,941,601

Specialty Retail 1.4%
Aeropostale, Inc. *	181,000	2,914,100
Children’s Place Retail Stores, Inc. *	59,400	1,287,792
Hibbett Sports, Inc. * Þ	70,400	1,105,984

		5,307,876

Textiles, Apparel & Luxury Goods 1.1%
Iconix Brand Group, Inc. * Þ	446,600	4,367,748

CONSUMER STAPLES 3.8%
Beverages 0.9%
Hansen Natural Corp. * Þ	104,400	3,500,532

Food Products 1.8%
Flowers Foods, Inc.	78,600	1,914,696
TreeHouse Foods, Inc. *	187,900	5,118,396

		7,033,092

Personal Products 1.1%
Chattem, Inc. * Þ	56,212	4,020,844

ENERGY 6.2%
Energy Equipment & Services 2.7%
Core Laboratories NV	39,400	2,358,484
Matrix Service Co. *	236,300	1,812,421
Natco Group, Inc., Class A *	120,400	1,827,672
Oceaneering International, Inc. *	145,800	4,248,612

		10,247,189

Oil, Gas & Consumable Fuels 3.5%
Petrohawk Energy Corp. *	402,500	6,291,075
PetroQuest Energy, Inc. *	388,400	2,625,584
World Fuel Services Corp.	128,340	4,748,580

		13,665,239

1

EVERGREEN GROWTH FUND SCHEDULE OF INVESTMENTS continued

December 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS 10.0%
Capital Markets 4.8%
Greenhill & Co. Þ	57,496	$4,011,496
KBW, Inc. * Þ	148,796	3,422,308
Stifel Financial Corp. *	163,558	7,499,134
Waddell & Reed Financial, Inc., Class A	217,600	3,364,096

		18,297,034

Commercial Banks 2.3%
First Horizon National Corp. Þ	342,430	3,619,484
PrivateBancorp, Inc. Þ	160,055	5,195,385

		8,814,869

Insurance 2.6%
HCC Insurance Holdings, Inc.	250,946	6,712,805
ProAssurance Corp. *	59,200	3,124,576

		9,837,381

Real Estate Investment Trusts (REITs) 0.3%
Redwood Trust, Inc. Þ	93,100	1,388,121

HEALTH CARE 23.0%
Biotechnology 4.3%
Alexion Pharmaceuticals, Inc. * Þ	121,600	4,400,704
BioMarin Pharmaceutical, Inc. *	108,500	1,931,300
Cepheid *	271,800	2,821,284
Cubist Pharmaceuticals, Inc. * Þ	92,200	2,227,552
Myriad Genetics, Inc. *	45,500	3,014,830
United Therapeutics Corp. *	32,000	2,001,600

		16,397,270

Health Care Equipment & Supplies 9.5%
Haemonetics Corp. *	56,500	3,192,250
Immucor, Inc. * Þ	152,800	4,061,424
Integra LifeSciences Holdings Corp. * Þ	89,800	3,194,186
Masimo Corp. * Þ	160,192	4,778,527
Meridian Bioscience, Inc. Þ	235,450	5,996,912
NuVasive, Inc. * Þ	108,600	3,762,990
Thoratec Corp. * Þ	143,900	4,675,311
Wright Medical Group, Inc. *	185,300	3,785,679
Zoll Medical Corp. *	157,900	2,982,731

		36,430,010

Health Care Providers & Services 3.9%
Amedisys, Inc. * Þ	130,100	5,378,334
HMS Holdings Corp. *	126,900	3,999,888
Psychiatric Solutions, Inc. *	134,098	3,734,629
VCA Antech, Inc. * Þ	102,027	2,028,297

		15,141,148

Health Care Technology 0.5%
Eclipsys Corp. *	126,800	1,799,292

Life Sciences Tools & Services 4.8%
Icon plc * Þ	236,807	4,662,730

2

EVERGREEN GROWTH FUND SCHEDULE OF INVESTMENTS continued

December 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Life Sciences Tools & Services continued
Illumina, Inc. * Þ	274,300	$7,145,515
Sequenom, Inc. * Þ	338,300	6,711,872

		18,520,117

INDUSTRIALS 15.7%
Aerospace & Defense 3.4%
ARGON ST, Inc. *	312,132	5,886,809
Hexcel Corp. *	530,031	3,916,929
Stanley, Inc. *	93,903	3,401,167

		13,204,905

Air Freight & Logistics 2.0%
Atlas Air Worldwide Holdings *	117,800	2,226,420
Forward Air Corp.	226,505	5,497,277

		7,723,697

Commercial Services & Supplies 4.6%
Clean Harbors, Inc. *	72,115	4,574,976
Steiner Leisure, Ltd. *	107,774	3,181,488
Team, Inc. *	143,600	3,977,720
Waste Connections, Inc. *	188,200	5,941,474

		17,675,658

Construction & Engineering 2.5%
Pike Electric Corp. *	141,800	1,744,140
Quanta Services, Inc. *	387,100	7,664,580

		9,408,720

Electrical Equipment 0.6%
Polypore International, Inc. *	303,755	2,296,388

Machinery 0.7%
RBC Bearings, Inc. * Þ	140,647	2,852,321

Road & Rail 0.8%
Heartland Express, Inc.	207,000	3,262,320

Trading Companies & Distributors 1.1%
Interline Brands, Inc.	196,900	2,093,047
MSC Industrial Direct Co., Class A	54,100	1,992,503

		4,085,550

INFORMATION TECHNOLOGY 23.6%
Communications Equipment 2.7%
Adtran, Inc.	203,800	3,032,544
Comtech Telecommunications Corp. * Þ	60,900	2,790,438
F5 Networks, Inc. * Þ	135,600	3,099,816
Neutral Tandem, Inc. *	79,807	1,294,469

		10,217,267

Electronic Equipment, Instruments & Components 1.3%
Benchmark Electronics, Inc. *	150,662	1,923,954
Mellanox Technologies, Ltd. *	409,184	3,216,186

		5,140,140

3

EVERGREEN GROWTH FUND SCHEDULE OF INVESTMENTS continued

December 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Internet Software & Services 9.6%
Bankrate, Inc. Þ	146,751	$5,576,538
ComScore, Inc. *	288,600	3,679,650
Constant Contact, Inc. * Þ	293,865	3,893,711
Equinix, Inc. * Þ	100,054	5,321,872
LivePerson, Inc. * +	957,404	1,742,476
NIC, Inc.	1,130,211	5,198,971
Omniture, Inc. *	163,000	1,734,320
SonicWALL, Inc. *	129,400	515,012
SupportSoft, Inc. *	1,107,396	2,469,493
Switch & Data Facilities Co., Inc. * Þ	389,749	2,880,245
Vocus, Inc. *	215,900	3,931,539

		36,943,827

IT Services 0.5%
CyberSource Corp. *	161,100	1,931,589

Semiconductors & Semiconductor Equipment 5.6%
Advanced Energy Industries, Inc. *	179,000	1,781,050
ATMI, Inc. *	191,571	2,955,941
Cavium Networks, Inc. * Þ	362,200	3,806,722
FormFactor, Inc. *	184,700	2,696,620
NetLogic Microsystems, Inc. *	267,200	5,881,072
Power Integrations, Inc. * Þ	73,655	1,464,261
Tessera Technologies, Inc. *	229,500	2,726,460

		21,312,126

Software 3.9%
Blackboard, Inc. *	212,275	5,567,973
Concur Technologies, Inc. * Þ	173,078	5,680,420
Ultimate Software Group, Inc. * Þ	253,910	3,707,086

		14,955,479

MATERIALS 1.8%
Chemicals 0.5%
Cytec Industries, Inc.	90,200	1,914,044

Containers & Packaging 0.8%
Silgan Holdings, Inc.	61,300	2,930,753

Metals & Mining 0.5%
Compass Minerals International, Inc.	35,069	2,057,148

TELECOMMUNICATION SERVICES 2.3%
Diversified Telecommunication Services 0.4%
tw telecom, Inc., Class A *	168,400	1,426,348

Wireless Telecommunication Services 1.9%
Leap Wireless International, Inc. *	84,400	2,269,516
SBA Communications Corp., Class A * Þ	316,300	5,162,016

		7,431,532

Total Common Stocks (cost $428,265,419)		377,126,110

4

EVERGREEN GROWTH FUND SCHEDULE OF INVESTMENTS continued

December 31, 2008 (unaudited)
	Principal Amount	Value

SHORT-TERM INVESTMENTS 33.5%
CORPORATE BONDS 0.3%
Diversified Consumer Services 0.3%
White Pine Finance, LLC, SIV, FRN, 3.11%, 03/17/2008 • + ☐ ÞÞ	$7,691,229	$1,345,965

	Shares	Value

MUTUAL FUND SHARES 33.2%
BGI Prime Money Market Fund, Premium Shares, 1.37% q ÞÞ	8,674,431	8,674,431
BlackRock Liquidity TempFund, Institutional Class, 1.66% q ÞÞ	21,599,025	21,599,025
Evergreen Institutional Money Market Fund, Class I, 1.53% q ø ÞÞ	89,053,469	89,053,469
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.85% q ÞÞ	8,145,687	8,145,687

		127,472,612

Total Short-Term Investments (cost $135,163,841)		128,818,577

Total Investments (cost $563,429,260) 131.7%		505,944,687
Other Assets and Liabilities (31.7%)		(121,913,530)

Net Assets 100.0%		$384,031,157

*	Non-income producing security
Þ	All or a portion of this security is on loan.
+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security. The issuer has declared an event of insolvency prior to its maturity.
ÞÞ	All or a portion of this security represents investment of cash collateral received from securities on loan.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

FRN	Floating Rate Note
SIV	Structured Investment Vehicle

On December 31, 2008, the aggregate cost of securities for federal income tax purposes was $566,421,298. The gross unrealized appreciation and depreciation on securities based on tax cost was $34,689,095 and $95,165,706 respectively, with a net unrealized depreciation of $60,476,611.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

5

EVERGREEN GROWTH FUND SCHEDULE OF INVESTMENTS continued

December 31, 2008 (unaudited)

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

On October 1, 2008 the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$504,598,722
Level 2 - Other Significant Observable Inputs	0
Level 3 - Significant Unobservable Inputs	1,345,965

Total	$505,944,687

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities

Balance as of October 1, 2008	$0
Realized gain (loss)	0
Change in unrealized appreciation (depreciation)	0
Net purchases (sales)	0
Transfers in and/or out of Level 3	1,345,965

Balance as of December 31, 2008	$1,345,965

6

EVERGREEN LARGE COMPANY GROWTH FUND SCHEDULE OF INVESTMENTS

December 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS 99.0%
CONSUMER DISCRETIONARY 12.7%
Hotels, Restaurants & Leisure 0.7%
Carnival Corp.	72,019	$1,751,502

Internet & Catalog Retail 5.7%
Amazon.com, Inc. * Þ	266,391	13,660,531

Media 2.0%
Omnicom Group, Inc. Þ	182,432	4,911,069

Multiline Retail 0.9%
Target Corp. Þ	61,700	2,130,501

Specialty Retail 1.8%
Best Buy Co., Inc.	69,831	1,962,949
Home Depot, Inc. Þ	102,100	2,350,342

		4,313,291

Textiles, Apparel & Luxury Goods 1.6%
Timberland Co., Class A * Þ	338,400	3,908,520

CONSUMER STAPLES 10.4%
Beverages 5.1%
Coca-Cola Co.	171,466	7,762,266
Diageo plc, ADR	82,040	4,654,949

		12,417,215

Household Products 5.3%
Clorox Co.	107,400	5,967,144
Procter & Gamble Co.	110,173	6,810,895

		12,778,039

ENERGY 7.0%
Energy Equipment & Services 1.8%
Schlumberger, Ltd.	59,400	2,514,402
Weatherford International, Ltd. *	170,700	1,846,974

		4,361,376

Oil, Gas & Consumable Fuels 5.2%
Chevron Corp.	95,600	7,071,532
ConocoPhillips	107,330	5,559,694

		12,631,226

FINANCIALS 8.8%
Capital Markets 3.0%
Legg Mason, Inc. Þ	324,400	7,107,604

Consumer Finance 4.5%
Visa, Inc., Class A Þ	208,900	10,956,805

Insurance 1.3%
Marsh & McLennan Cos. Þ	131,487	3,191,190

HEALTH CARE 25.8%
Biotechnology 8.5%
Amgen, Inc. * Þ	172,020	9,934,155
Biogen Idec, Inc. * Þ	224,455	10,690,792

		20,624,947

1

EVERGREEN LARGE COMPANY GROWTH FUND SCHEDULE OF INVESTMENTS continued

December 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 4.3%
Medtronic, Inc.	177,217	$5,568,158
St. Jude Medical, Inc. *	39,680	1,307,853
Zimmer Holdings, Inc. *	86,219	3,484,972

		10,360,983

Health Care Providers & Services 2.8%
WellPoint, Inc. *	156,700	6,601,771

Pharmaceuticals 10.2%
Bristol-Myers Squibb Co.	279,892	6,507,489
Merck & Co., Inc.	243,200	7,393,280
Novartis AG, ADR	217,100	10,802,896

		24,703,665

INDUSTRIALS 6.5%
Air Freight & Logistics 5.1%
Expeditors International of Washington, Inc.	242,300	8,061,321
United Parcel Service, Inc., Class B Þ	77,700	4,285,932

		12,347,253

Industrial Conglomerates 1.4%
General Electric Co.	102,987	1,668,390
Tyco International, Ltd.	76,179	1,645,466

		3,313,856

INFORMATION TECHNOLOGY 27.8%
Communications Equipment 6.8%
Cisco Systems, Inc. *	476,700	7,770,210
QUALCOMM, Inc. Þ	243,458	8,723,100

		16,493,310

Internet Software & Services 4.4%
Google, Inc., Class A * Þ	34,380	10,577,007

IT Services 2.2%
Automatic Data Processing, Inc.	132,793	5,224,077

Semiconductors & Semiconductor Equipment 4.0%
Altera Corp. Þ	512,314	8,560,767
Texas Instruments, Inc. Þ	79,491	1,233,700

		9,794,467

Software 10.4%
FactSet Research Systems, Inc. Þ	155,600	6,883,744
Microsoft Corp. Þ	331,199	6,438,509
Oracle Corp. * Þ	667,028	11,826,406

		25,148,659

Total Common Stocks (cost $285,155,273)		239,308,864

SHORT-TERM INVESTMENTS 43.3%
MUTUAL FUND SHARES 43.3%
BGI Prime Money Market Fund, Premium Shares, 1.37% ÞÞ q	7,484,948	7,484,948
BlackRock Liquidity TempFund, Institutional Class, 1.66% ÞÞ q	18,637,254	18,637,254

2

EVERGREEN LARGE COMPANY GROWTH FUND SCHEDULE OF INVESTMENTS continued

December 31, 2008 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS continued
MUTUAL FUND SHARES continued
Evergreen Institutional Money Market Fund, Class I, 1.53% ÞÞ q ø	67,962,700	$67,962,700
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.85% q ø	3,663,387	3,663,387
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.85% ÞÞ q	7,028,708	7,028,708

Total Short-Term Investments (cost $104,776,997)		104,776,997

Total Investments (cost $389,932,270) 142.3%		344,085,861
Other Assets and Liabilities (42.3%)		(102,258,287)

Net Assets 100.0%		$241,827,574

*	Non-income producing security
Þ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
ÞÞ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt

On December 31, 2008, the aggregate cost of securities for federal income tax purposes was $390,102,925. The gross unrealized appreciation and depreciation on securities based on tax cost was $11,584,111 and $57,601,175, respectively, with a net unrealized depreciation of $46,017,064.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

On October 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

3

EVERGREEN LARGE COMPANY GROWTH FUND SCHEDULE OF INVESTMENTS continued

December 31, 2008 (unaudited)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$344,085,861
Level 2 - Other Significant Observable Inputs	0
Level 3 - Significant Unobservable Inputs	0

Total	$344,085,861

4

EVERGREEN MID CAP GROWTH FUND SCHEDULE OF INVESTMENTS

December 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS 99.3%
CONSUMER DISCRETIONARY 14.2%
Auto Components 0.4%
BorgWarner, Inc.	51,500	$1,121,155

Diversified Consumer Services 4.1%
American Public Education, Inc. *	84,600	3,146,274
New Oriental Education & Technology Group, Inc., ADR *	39,200	2,152,472
Strayer Education, Inc.	30,000	6,432,300

		11,731,046

Hotels, Restaurants & Leisure 0.7%
WMS Industries, Inc. Þ *	78,600	2,114,340

Internet & Catalog Retail 1.0%
priceline.com, Inc. Þ *	39,200	2,887,080

Media 1.4%
Marvel Entertainment, Inc. *	85,000	2,613,750
McGraw-Hill Cos.	65,900	1,528,221

		4,141,971

Specialty Retail 3.9%
Aeropostale, Inc. *	96,800	1,558,480
AutoZone, Inc. * Þ	23,600	3,291,492
GameStop Corp., Class A *	84,400	1,828,104
Ross Stores, Inc. Þ	79,500	2,363,535
Urban Outfitters, Inc. *	140,700	2,107,686

		11,149,297

Textiles, Apparel & Luxury Goods 2.7%
Coach, Inc. Þ *	160,722	3,338,196
Deckers Outdoor Corp. Þ *	28,400	2,268,308
Hanesbrands, Inc. Þ *	160,600	2,047,650

		7,654,154

CONSUMER STAPLES 5.1%
Food & Staples Retailing 1.4%
Sysco Corp.	176,300	4,044,322

Household Products 1.4%
Church & Dwight Co.	73,100	4,102,372

Personal Products 2.3%
Alberto-Culver Co.	197,300	4,835,823
Chattem, Inc. * Þ	22,000	1,573,660

		6,409,483

ENERGY 9.8%
Energy Equipment & Services 4.5%
Cameron International Corp. *	159,000	3,259,500
Diamond Offshore Drilling, Inc. Þ	52,800	3,112,032
National Oilwell Varco, Inc. *	79,900	1,952,756
Oceaneering International, Inc. *	103,900	3,027,646
Smith International, Inc.	74,000	1,693,860

		13,045,794

1

EVERGREEN MID CAP GROWTH FUND SCHEDULE OF INVESTMENTS continued

December 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels 5.3%
Continental Resources, Inc. Þ *	108,100	$2,238,751
Denbury Resources, Inc. *	220,400	2,406,768
Foundation Coal Holdings, Inc.	72,200	1,012,244
Range Resources Corp.	117,500	4,040,825
Southwestern Energy Co. *	186,000	5,388,420

		15,087,008

FINANCIALS 7.3%
Capital Markets 2.1%
Charles Schwab Corp.	128,100	2,071,377
Greenhill & Co. Þ	29,700	2,072,169
Northern Trust Corp.	36,700	1,913,538

		6,057,084

Commercial Banks 1.2%
PNC Financial Services Group, Inc.	40,500	1,984,500
SVB Financial Group *	54,000	1,416,420

		3,400,920

Consumer Finance 1.6%
Cash America International, Inc.	166,600	4,556,510

Real Estate Investment Trusts (REITs) 1.4%
Plum Creek Timber Co., Inc. Þ	63,500	2,205,990
Taubman Centers, Inc. Þ	73,200	1,863,672

		4,069,662

Thrifts & Mortgage Finance 1.0%
Dime Community Bancshares, Inc. Þ	215,455	2,865,552

HEALTH CARE 13.5%
Biotechnology 4.1%
Celgene Corp. *	101,400	5,605,392
Cephalon, Inc. Þ *	79,800	6,147,792

		11,753,184

Health Care Equipment & Supplies 6.9%
Becton, Dickinson & Co.	36,800	2,516,752
C.R. Bard, Inc.	23,300	1,963,258
Edwards Lifesciences Corp. * Þ	45,300	2,489,235
Hologic, Inc. Þ *	164,000	2,143,480
Hospira, Inc. *	94,600	2,537,172
Natus Medical, Inc. * Þ	124,100	1,607,095
STERIS Corp.	61,600	1,471,624
Varian Medical Systems, Inc. Þ *	147,300	5,161,392

		19,890,008

Health Care Providers & Services 0.6%
Henry Schein, Inc. *	42,100	1,544,649

Life Sciences Tools & Services 0.8%
Techne Corp.	35,900	2,316,268

2

EVERGREEN MID CAP GROWTH FUND SCHEDULE OF INVESTMENTS continued

December 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals 1.1%
Allergan, Inc. Þ	78,900	$3,181,248

INDUSTRIALS 22.1%
Aerospace & Defense 2.0%
Alliant Techsystems, Inc. *	30,600	2,624,256
Goodrich Corp. Þ	80,700	2,987,514

		5,611,770

Commercial Services & Supplies 2.5%
Clean Harbors, Inc. *	48,600	3,083,184
Republic Services, Inc.	168,500	4,177,115

		7,260,299

Construction & Engineering 2.2%
EMCOR Group, Inc. *	103,400	2,319,262
Granite Construction, Inc. Þ	88,200	3,874,626

		6,193,888

Electrical Equipment 4.9%
Acuity Brands, Inc.	68,200	2,380,862
Ametek, Inc.	65,700	1,984,797
Cooper Industries, Inc.	92,800	2,712,544
First Solar, Inc. *	9,600	1,324,416
GrafTech International, Ltd. *	172,200	1,432,704
Roper Industries, Inc.	66,500	2,886,765
Woodward Governor Co.	53,700	1,236,174

		13,958,262

Industrial Conglomerates 0.2%
McDermott International, Inc. *	69,200	683,696

Machinery 4.4%
Cummins, Inc.	69,400	1,855,062
Flowserve Corp.	27,500	1,416,250
ITT Corp. Þ	122,800	5,647,572
Joy Global, Inc.	60,300	1,380,267
Manitowoc Co.	129,300	1,119,738
SPX Corp.	27,000	1,094,850

		12,513,739

Marine 0.9%
Kirby Corp. Þ *	94,700	2,590,992

Professional Services 1.7%
FTI Consulting, Inc. *	112,027	5,005,366

Road & Rail 2.0%
Landstar System, Inc.	87,600	3,366,468
Norfolk Southern Corp. Þ	52,300	2,460,715

		5,827,183

Trading Companies & Distributors 1.3%
W.W. Grainger, Inc. Þ	46,400	3,658,176

3

EVERGREEN MID CAP GROWTH FUND SCHEDULE OF INVESTMENTS continued

December 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY 18.4%
Communications Equipment 3.6%
F5 Networks, Inc. *	194,128	$4,437,766
NICE-Systems, Ltd., ADS *	259,600	5,833,212

		10,270,978

Computers & Peripherals 0.7%
Logitech International SA *	134,203	2,090,883

Electronic Equipment, Instruments & Components 1.1%
Amphenol Corp., Class A	66,300	1,589,874
DTS, Inc. *	86,600	1,589,110

		3,178,984

Internet Software & Services 1.3%
SINA Corp. * Þ	106,700	2,470,105
Websense, Inc. *	80,600	1,206,582

		3,676,687

IT Services 4.7%
Accenture, Ltd., Class A	71,700	2,351,043
Cognizant Technology Solutions Corp., Class A *	180,600	3,261,636
Global Payments, Inc.	84,400	2,767,476
NeuStar, Inc., Class A *	125,300	2,396,989
SAIC, Inc. *	130,900	2,549,932

		13,327,076

Semiconductors & Semiconductor Equipment 2.9%
Altera Corp.	188,900	3,156,519
Broadcom Corp., Class A Þ *	204,400	3,468,668
Marvell Technology Group, Ltd. *	270,100	1,801,567

		8,426,754

Software 4.1%
Activision Blizzard, Inc. Þ *	353,000	3,049,920
Ansys, Inc. Þ *	182,100	5,078,769
Autodesk, Inc. *	102,900	2,021,985
Shanda Interactive Entertainment, Ltd., ADR *	49,000	1,585,640

		11,736,314

MATERIALS 5.9%
Chemicals 4.1%
Agrium, Inc. Þ	72,600	2,477,838
Airgas, Inc.	64,700	2,522,653
Calgon Carbon Corp. Þ *	171,800	2,638,848
Celanese Corp., Ser. A	113,200	1,407,076
CF Industries Holdings, Inc.	53,000	2,605,480

		11,651,895

Containers & Packaging 0.6%
Owens-Illinois, Inc. *	64,200	1,754,586

4

EVERGREEN MID CAP GROWTH FUND SCHEDULE OF INVESTMENTS continued

December 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
Materials continued
Metals & Mining 1.2%
Nucor Corp.	33,500	$1,547,700
Steel Dynamics, Inc.	78,300	875,394
United States Steel Corp.	31,700	1,179,240

		3,602,334

TELECOMMUNICATION SERVICES 1.9%
Wireless Telecommunication Services 1.9%
American Tower Corp., Class A *	122,400	3,588,768
Syniverse Holdings, Inc. *	158,500	1,892,490

		5,481,258

UTILITIES 1.1%
Electric Utilities 0.6%
Entergy Corp.	20,000	1,662,600

Independent Power Producers & Energy Traders 0.5%
AES Corp. *	170,100	1,401,624

Total Common Stocks (cost $413,226,090)		284,688,451

SHORT-TERM INVESTMENTS 25.7%
MUTUAL FUND SHARES 25.7%
BGI Prime Money Market Fund, Premium Shares, 1.37% q ÞÞ	5,308,656	5,308,656
BlackRock Liquidity TempFund, Institutional Class, 1.66% q ÞÞ	13,218,363	13,218,363
Evergreen Institutional Money Market Fund, Class I, 1.53% ø q ÞÞ	50,293,987	50,293,987
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.85% q ÞÞ	4,985,070	4,985,070

Total Short-Term Investments (cost $73,806,076)		73,806,076

Total Investments (cost $487,032,166) 125.0%		358,494,527
Other Assets and Liabilities (25.0%)		(71,585,481)

Net Assets 100.0%		$286,909,046

*	Non-income producing security
Þ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
ÞÞ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
ADS	American Depository Shares

On December 31, 2008, the aggregate cost of securities for federal income tax purposes was $488,256,617. The gross unrealized appreciation and depreciation on securities based on tax cost was $12,849,932 and $142,612,022, respectively, with a net unrealized depreciation of $129,762,090.

5

EVERGREEN MID CAP GROWTH FUND SCHEDULE OF INVESTMENTS continued

December 31, 2008 (unaudited)

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

On October 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (”FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2008, the inputs used in valuing the Fund's assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$358,494,527
Level 2 - Other Significant Observable Inputs	0
Level 3 - Significant Unobservable Inputs	0

Total	$358,494,527

6

EVERGREEN OMEGA FUND SCHEDULE OF INVESTMENTS

December 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS 99.2%
CONSUMER DISCRETIONARY 15.6%
Hotels, Restaurants & Leisure 0.5%
Carnival Corp.	106,281	$2,584,754

Internet & Catalog Retail 8.4%
Amazon.com, Inc. * Þ	516,092	26,465,198
Blue Nile, Inc. * Þ	543,200	13,302,968

		39,768,166

Media 1.6%
Omnicom Group, Inc. Þ	288,080	7,755,114

Multiline Retail 0.9%
Target Corp.	116,302	4,015,908

Specialty Retail 1.7%
Best Buy Co., Inc.	118,852	3,340,930
Home Depot, Inc. Þ	195,950	4,510,769

		7,851,699

Textiles, Apparel & Luxury Goods 2.5%
Timberland Co., Class A *	1,045,450	12,074,947

CONSUMER STAPLES 6.3%
Beverages 1.1%
Coca-Cola Co.	111,243	5,035,970

Food Products 1.5%
McCormick & Co., Inc.	223,000	7,104,780

Household Products 3.7%
Clorox Co.	211,200	11,734,272
Procter & Gamble Co.	98,591	6,094,896

		17,829,168

ENERGY 7.0%
Energy Equipment & Services 1.9%
Schlumberger, Ltd.	119,400	5,054,202
Weatherford International, Ltd. *	342,600	3,706,932

		8,761,134

Oil, Gas & Consumable Fuels 5.1%
Chevron Corp. Þ	184,900	13,677,053
ConocoPhillips	207,440	10,745,392

		24,422,445

FINANCIALS 9.4%
Capital Markets 3.2%
Legg Mason, Inc. Þ	693,900	15,203,349

Consumer Finance 4.7%
Visa, Inc., Class A Þ	423,400	22,207,330

Insurance 1.5%
Marsh & McLennan Cos.	306,892	7,448,269

HEALTH CARE 22.7%
Biotechnology 8.0%
Amgen, Inc. * Þ	300,745	17,368,024
Biogen Idec, Inc. * Þ	440,025	20,958,391

		38,326,415

1

EVERGREEN OMEGA FUND SCHEDULE OF INVESTMENTS continued

December 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 4.0%
Medtronic, Inc.	284,715	$8,945,745
St. Jude Medical, Inc. *	101,003	3,329,059
Zimmer Holdings, Inc. * Þ	165,256	6,679,648

		18,954,452

Health Care Providers & Services 2.0%
WellPoint, Inc. *	222,500	9,373,925

Pharmaceuticals 8.7%
Bristol-Myers Squibb Co.	437,921	10,181,663
Merck & Co., Inc.	387,600	11,783,040
Novartis AG, ADR Þ	392,000	19,505,920

		41,470,623

INDUSTRIALS 6.0%
Air Freight & Logistics 5.5%
Expeditors International of Washington, Inc. Þ	608,361	20,240,170
United Parcel Service, Inc., Class B	108,800	6,001,408

		26,241,578

Industrial Conglomerates 0.5%
Tyco International, Ltd. Þ	102,956	2,223,850

INFORMATION TECHNOLOGY 32.2%
Communications Equipment 5.6%
Cisco Systems, Inc. * Þ	565,627	9,219,720
QUALCOMM, Inc.	480,641	17,221,367

		26,441,087

Internet Software & Services 7.2%
Bankrate, Inc. * Þ	429,100	16,305,800
Google, Inc., Class A * Þ	58,735	18,069,823

		34,375,623

IT Services 1.8%
Automatic Data Processing, Inc.	216,192	8,504,993

Semiconductors & Semiconductor Equipment 7.4%
Altera Corp. Þ	1,438,487	24,037,118
KLA-Tencor Corp.	54,617	1,190,104
Linear Technology Corp. Þ	347,500	7,686,700
Texas Instruments, Inc. Þ	145,486	2,257,943

		35,171,865

Software 10.2%
FactSet Research Systems, Inc. Þ	388,500	17,187,240
Microsoft Corp. Þ	529,806	10,299,429
Oracle Corp. * Þ	1,192,931	21,150,666

		48,637,335

Total Common Stocks (cost $578,256,226)		471,784,779

SHORT-TERM INVESTMENTS 43.9%
MUTUAL FUND SHARES 43.9%
BGI Prime Money Market Fund, Premium Shares, 1.37% ÞÞ q	15,522,512	15,522,512
BlackRock Liquidity TempFund, Institutional Class, 1.66% ÞÞ q	38,650,502	38,650,502

2

EVERGREEN OMEGA FUND SCHEDULE OF INVESTMENTS continued

December 31, 2008 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS continued
MUTUAL FUND SHARES continued
Evergreen Institutional Money Market Fund, Class I, 1.53% ÞÞ q ø	139,067,589	$139,067,589
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.85% q ø	1,252,384	1,252,384
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.85% ÞÞ q	14,576,348	14,576,348

Total Short-Term Investments (cost $209,069,335)		209,069,335

Total Investments (cost $787,325,561) 143.1%		680,854,114
Other Assets and Liabilities (43.1%)		(205,016,822)

Net Assets 100.0%		$475,837,292

*	Non-income producing security
Þ	All or a portion of this security is on loan.
ÞÞ	All or a portion of this security represents investment of cash collateral received from securities on loan.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt

On December 31, 2008, the aggregate cost of securities for federal income tax purposes was $787,443,997. The gross unrealized appreciation and depreciation on securities based on tax cost was $21,062,932 and $127,652,815, respectively, with a net unrealized depreciation of $106,589,883.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

On October 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

3

EVERGREEN OMEGA FUND SCHEDULE OF INVESTMENTS continued

December 31, 2008 (unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$680,854,114
Level 2 - Other Significant Observable Inputs	0
Level 3 - Significant Unobservable Inputs	0

Total	$680,854,114

4

EVERGREEN SMALL-MID GROWTH FUND SCHEDULE OF INVESTMENTS

December 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS 93.6%
CONSUMER DISCRETIONARY 14.1%
Diversified Consumer Services 5.3%
Capella Education Co. *	13,757	$808,361
Strayer Education, Inc.	3,900	836,199

		1,644,560

Hotels, Restaurants & Leisure 3.1%
Buffalo Wild Wings, Inc. *	20,548	527,056
Penn National Gaming, Inc. *	20,700	442,566

		969,622

Internet & Catalog Retail 1.1%
priceline.com, Inc. *	4,400	324,060

Specialty Retail 2.1%
Aeropostale, Inc. *	19,600	315,560
GameStop Corp., Class A *	15,700	340,062

		655,622

Textiles, Apparel & Luxury Goods 2.5%
Hanesbrands, Inc. * Þ	45,300	577,575
Warnaco Group, Inc. *	10,200	200,226

		777,801

CONSUMER STAPLES 5.9%
Food Products 3.4%
Hain Celestial Group, Inc. *	18,600	355,074
Ralcorp Holdings, Inc. *	12,200	712,480

		1,067,554

Personal Products 2.5%
Alberto-Culver Co.	31,300	767,163

ENERGY 7.0%
Energy Equipment & Services 1.6%
Atwood Oceanics, Inc. *	19,280	294,599
ION Geophysical Corp. *	53,100	182,133

		476,732

Oil, Gas & Consumable Fuels 5.4%
Cabot Oil & Gas Corp.	12,100	314,600
Continental Resources, Inc. * Þ	20,700	428,697
Denbury Resources, Inc. *	26,877	293,497
Southwestern Energy Co. *	22,156	641,859

		1,678,653

FINANCIALS 6.1%
Commercial Banks 3.5%
Associated Banc-Corp.	32,100	671,853
PrivateBancorp, Inc.	12,400	402,504

		1,074,357

Consumer Finance 1.1%
Cash America International, Inc.	12,700	347,345

Thrifts & Mortgage Finance 1.5%
NewAlliance Bancshares, Inc.	34,900	459,633

1

EVERGREEN SMALL-MID GROWTH FUND SCHEDULE OF INVESTMENTS continued

December 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE 20.1%
Biotechnology 3.9%
Cephalon, Inc. * Þ	10,440	$804,297
OSI Pharmaceuticals, Inc. *	10,500	410,025

		1,214,322

Health Care Equipment & Supplies 6.5%
Hologic, Inc. *	36,200	473,134
Hospira, Inc. *	14,600	391,572
ResMed, Inc. * Þ	16,000	599,680
Varian Medical Systems, Inc. *	15,500	543,120

		2,007,506

Health Care Providers & Services 2.4%
Psychiatric Solutions, Inc. *	26,394	735,073

Life Sciences Tools & Services 5.8%
AMAG Pharmaceuticals, Inc. *	11,700	419,445
Covance, Inc. *	6,900	317,607
Life Technologies Corp. *	16,000	372,960
Qiagen NV * Þ	38,900	683,084

		1,793,096

Pharmaceuticals 1.5%
Shire, Ltd., ADS	10,500	470,190

INDUSTRIALS 15.6%
Electrical Equipment 5.5%
EnerSys, Inc. *	45,100	496,100
General Cable Corp. * Þ	31,200	551,928
Roper Industries, Inc.	14,940	648,545

		1,696,573

Professional Services 4.4%
FTI Consulting, Inc. *	13,438	600,410
Watson Wyatt Worldwide, Inc., Class A	16,100	769,902

		1,370,312

Road & Rail 2.1%
Landstar System, Inc.	17,000	653,310

Trading Companies & Distributors 2.4%
MSC Industrial Direct Co., Class A	20,025	737,521

Transportation Infrastructure 1.2%
Aegean Marine Petroleum Network, Inc.	22,000	373,120

INFORMATION TECHNOLOGY 19.8%
Communications Equipment 4.0%
F5 Networks, Inc. *	24,957	570,517
NICE-Systems, Ltd., ADS *	30,108	676,527

		1,247,044

Electronic Equipment, Instruments & Components 2.6%
Flir Systems, Inc. *	26,700	819,156

2

EVERGREEN SMALL-MID GROWTH FUND SCHEDULE OF INVESTMENTS continued

December 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Internet Software & Services 1.4%
SINA Corp. *	7,600	$175,940
VistaPrint, Ltd. *	13,300	247,513

		423,453

IT Services 2.2%
Syntel, Inc.	29,169	674,387

Semiconductors & Semiconductor Equipment 5.1%
Monolithic Power Systems, Inc. *	42,594	537,111
NetLogic Microsystems, Inc. *	19,300	424,793
Power Integrations, Inc. *	30,900	614,292

		1,576,196

Software 4.5%
Ansys, Inc. *	21,800	608,002
Quality Systems, Inc. Þ	17,736	773,644

		1,381,646

MATERIALS 2.0%
Chemicals 2.0%
CF Industries Holdings, Inc.	6,500	319,540
Scotts Miracle-Gro Co., Class A	10,200	303,144

		622,684

TELECOMMUNICATION SERVICES 3.0%
Wireless Telecommunication Services 3.0%
NII Holdings, Inc. *	25,100	456,318
Syniverse Holdings, Inc. *	39,300	469,242

		925,560

Total Common Stocks (cost $37,113,377)		28,964,251

EXCHANGE TRADED FUNDS 2.4%
iShares Russell 2000 Growth Index Fund	7,295	371,024
iShares Russell Midcap Growth Index Fund	11,744	367,822

Total Exchange Traded Funds (cost $721,002)		738,846

SHORT-TERM INVESTMENTS 16.7%
MUTUAL FUND SHARES 16.7%
BGI Prime Money Market Fund, Premium Shares, 1.37% q ÞÞ	279,672	279,672
BlackRock Liquidity TempFund, Institutional Class, 1.66% q ÞÞ	696,372	696,372
Evergreen Institutional Money Market Fund, Class I, 1.53% q ÞÞ ø	3,913,820	3,913,820
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.85% q ÞÞ	262,625	262,625

Total Short-Term Investments (cost $5,152,489)		5,152,489

Total Investments (cost $42,986,868) 112.7%		34,855,586
Other Assets and Liabilities (12.7%)		(3,928,415)

Net Assets 100.0%		$30,927,171

*	Non-income producing security
Þ	All or a portion of this security is on loan.

3

EVERGREEN SMALL-MID GROWTH FUND SCHEDULE OF INVESTMENTS continued

December 31, 2008 (unaudited)
q	Rate shown is the 7-day annualized yield at period end.
ÞÞ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADS	American Depository Shares

On December 31, 2008, the aggregate cost of securities for federal income tax purposes was $43,817,442. The gross unrealized appreciation and depreciation on securities based on tax cost was $385,333 and $9,347,189, respectively, with a net unrealized depreciation of $8,961,856.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

On October 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund's investments. These inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$34,855,586
Level 2 - Other Significant Observable Inputs	0
Level 3 - Significant Unobservable Inputs	0

Total	$34,855,586

4

Item 2 – Controls and Procedures

(a)    The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)   There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)   Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By: _______________________
        W. Douglas Munn
        Principal Executive Officer

Date: February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: _______________________
        W. Douglas Munn
        Principal Executive Officer

Date: February 27, 2009

By: ________________________
        Jeremy DePalma
        Principal Financial Officer

Date: February 27, 2009